Earnings Per Share - Summary of Headline Earnings Per Share (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Headline Earnings Loss [Abstract]
Diluted	£ 1.174	£ 1.214	£ 18.276
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets per share (diluted)	0.011	0.032	0.069
Effect of gains on disposal of property, plant and equipment and held-for-sale assets per share (diluted)	(0.002)	(0.004)	(0.017)
Effect of share of associates’ gain on disposal of asset held-for-sale, and effect of issue of shares and change in shareholding in associate (diluted)	(0.012)	0.018	(0.014)
Gain on deemed disposal of an associate (RAI) per share (diluted)			(11.354)
Other headline earnings per share (diluted)	(0.004)		0.013
Diluted headline earnings per share	£ 1.167	£ 1.260	£ 6.973